BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) year	Dec. 31, 2018 year	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premium	$ 6		$ 0
Less: Current portion	(140)		0
Non-recourse borrowings	$ 7,572		$ 8,219
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.70%		5.70%
Term (years) | year	9	10
Principal value	$ 8,811		$ 8,964
Add: Unamortized premium	8		9
Less: Unamortized financing fees	(57)		(69)
Less: Current portion	(1,190)		(685)
Non-recourse borrowings	7,572		8,219
Estimated fair value	$ 9,538		$ 9,573
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%		5.90%
Term (years) | year	9	10
Principal value	$ 6,569		$ 6,616
Estimated fair value	$ 7,196		$ 7,106
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.20%		5.20%
Term (years) | year	10	11
Principal value	$ 1,861		$ 1,899
Estimated fair value	$ 1,961		$ 2,006
Non-recourse borrowing | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.20%		5.10%
Term (years) | year	5	5
Principal value	$ 304		$ 355
Estimated fair value	$ 302		$ 363
Non-recourse borrowing | Storage and other
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.30%		3.90%
Term (years) | year	1	4
Principal value	$ 77		$ 94
Estimated fair value	79		98
Subscription Facility | Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Principal value	117		$ 142
Lease liabilities | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 554